Stockholders’ Equity - Schedule of Option Outstanding and Option Exercisable (Details) - Warrant Activities [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders’ Equity - Schedule of Option Outstanding and Option Exercisable (Details) [Line Items]
Warrants Outstanding, Weighted Average Exercise Price	$ 12.45	$ 6.73
Warrants Outstanding, Number Outstanding	2,461,972	2,401,378
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 4 months 2 days	3 years 6 months 18 days
Warrants Exercisable, Weighted Average Exercise Price	$ 12.45	$ 6.73
Warrants Exercisable, Number Exercisable	2,461,972	2,401,378
Warrants Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 4 months 2 days	3 years 6 months 18 days